Share-Based Compensation (Restricted Share Activity) (Details) (USD $) In Millions, except Per Share data	12 Months Ended
Dec. 31, 2010
Share-Based Compensation
Nonvested at beginning of period, shares	11
Granted, shares	6
Vested, shares	(3)
Forfeited, shares	(1)
Nonvested at end of period, shares	13
Nonvested at beginning of period, weighted-average grant date fair value	$ 32
Granted, weighted-average grant date fair value	$ 32
Vested, weighted-average grant date fair value	$ 33
Forfeited, weighted-average grant date fair value	$ 32
Nonvested at end of period, weighted-average grant date fair value	$ 31